Stock-Based Compensation	12 Months Ended
Dec. 31, 2016
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

NOTE 16 — STOCK-BASED COMPENSATION

On April 1, 2016, the Company adopted the Quorum Health Corporation 2016 Stock Award Plan (“2016 Stock Award Plan”).  The Company filed a Registration Statement on Form S-8 on April 29, 2016 to register 4,700,000 shares of QHC common stock that may be issued under the plan.

As defined in the Separation and Distribution Agreement, QHC and CHS employees who held CHS restricted stock awards on the Record Date received QHC restricted stock awards for the number of whole shares, rounded down, of QHC common stock that they would have received as a shareholder of CHS as if the underlying CHS stock were unrestricted on the Record Date, except, that with respect to a portion of CHS restricted stock awards granted to any QHC employees on March 1, 2016, as discussed above, that were cancelled and forfeited on the Spin-off date. The QHC restricted stock awards received by QHC and CHS employees in connection with the Spin-off vest on the same terms as the CHS restricted stock awards to which they relate, through the continued service by such employees with their respective employer. CHS restricted stock awards were adjusted by increasing the number of shares of CHS stock subject to restricted stock awards by an amount of whole shares, rounded down, necessary to preserve the intrinsic value of such awards at the Spin-off date.  QHC did not issue any stock options as part of the distribution of shares to holders of CHS stock options.

A summary of the activity related to unvested QHC restricted stock awards held by QHC and CHS employees from the Spin-off date through December 31, 2016 follows:

	QHC Awards Distributed in Spin-off
	QHC Employees	CHS Employees	Total

Unvested restricted stock awards at Spin-off date	54,321	638,088	692,409
Vested	(1,317)	(6,098)	(7,415)
Forfeited	(542)	(10,465)	(11,007)
Unvested restricted stock awards at December 31, 2016	52,462	621,525	673,987

On May 3, 2016, the Compensation Committee of the Board of Directors (the “Compensation Committee”) granted 460,000 performance-based restricted stock awards to the Company’s executive officers. The grants were made pursuant to the 2016 Stock Award Plan and a performance-based restricted stock award agreement. If the performance-based objectives are attained in accordance with the targets set forth in the performance-based restricted stock award agreement, the restrictions on the restricted stock awards will lapse in equal installments on each of the first three anniversaries of the grant date.

On May 3, 2016, the Compensation Committee granted 551,005 time-vested restricted stock awards to certain employees of the Company.  The grants were made pursuant to the 2016 Stock Award Plan and a restricted stock award agreement.  The restrictions on the time-vested restricted stock awards will lapse in equal installments on each of the first three anniversaries of the grant date, except for 106,005 restricted stock awards, referred to by the Company as recoupment awards, which have a different vesting period.  The recoupment awards were issued to a select group of QHC employees that were granted restricted stock awards by CHS on March 1, 2016.  Pursuant to the Separation and Distribution Agreement, two-thirds of the shares granted to the QHC employee group on this grant date were canceled by CHS in connection with the Spin-off.  The recoupment awards were issued by QHC and included in the May 3, 2016 grant of QHC restricted stock awards for the purpose of restoring the benefit previously provided by CHS to this employee group.  Restrictions on the recoupment awards lapse in equal installments on the second and third anniversaries of the grant date.

On May 3, 2016, the Board, upon recommendation of its Compensation Committee and its Governance and Nominating Committee, granted 10,000 time-vested restricted stock awards to each of its seven non-employee directors. The grants were made pursuant to the 2016 Stock Award Plan and a director restricted stock award agreement. The restrictions on the time-vested restricted stock awards will lapse on the first anniversary of the grant date.

A summary of the activity related to QHC unvested restricted stock awards granted subsequent to the Spin-off follows:

	QHC Awards Granted
	Subsequent to Spin-off
		Weighted-
		Average
		Grant Date
	Shares	Fair Value

Unvested restricted stock awards at Spin-off date	—	$—
Granted	1,081,005	12.77
Vested	—	—
Forfeited	—	—
Unvested restricted stock awards at December 31, 2016	1,081,005	$12.77

Following the Spin-off, the Company began recording stock-based compensation expense related to the vesting of QHC restricted stock awards issued to QHC employees on the Spin-off date, CHS restricted stock awards held by QHC employees on the Spin-off date, and restricted stock awards granted by QHC on May 3, 2016. Stock-based compensation expense is recorded in salaries and benefits for periods following the Spin-off. Prior to the Spin-off, an estimated portion of CHS’ stock-based compensation expense was allocated to QHC through the monthly corporate management fee from CHS, which was recorded in other operating expenses in the consolidated and combined statements of income, and therefore is not included in stock-based compensation expense in the table below.  The estimated costs allocated to QHC from CHS were $2.3 million, $7.0 million and $5.8 million for the years ended December 31, 2016, 2015 and 2014, respectively.

The Company accounts for stock-based compensation in accordance with Accounting Standards Codification Topic 718, “Compensation — Stock Compensation”.  Under the fair value recognition provisions of this standard, stock-based compensation cost is measured at the grant date based on the fair value of the award and is recognized as an expense over the requisite service periods. Determining the fair value of stock-based awards at the grant date requires the exercise of judgment, including the number of stock-based awards that are expected to be forfeited. If actual forfeitures differ from the Company’s estimates, stock-based compensation expense and the Company’s results of operations would be impacted.

A summary of stock-based compensation expense follows (in thousands):

	Year Ended December 31,
	2016	2015	2014

Stock-based compensation resulting from the Spin-off	$3,089	$—	$—
Stock-based compensation related to grants following the Spin-off	4,352	—	—
Total stock-based compensation expense	$7,441	$—	$—

As of December 31, 2016, the Company had unrecognized stock-based compensation expense of $2.6 million related to the outstanding unvested QHC and CHS restricted stock awards held by QHC employees as of the Spin-off date and the QHC restricted stock awards granted subsequent to the Spin-off.